Interest Expense - Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Percentage of interest capitalised	4.50%	4.00%	3.00%